SUPPLEMENTAL FINANCIAL INFORMATION - Lease related amounts recognized in the statement of income (loss) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL FINANCIAL INFORMATION
Accretion expense on lease liabilities	$ (184)	$ (82)
Expenses relating to short-term leases	(13,533)	(6,189)
Expenses relating to non-short term low-value leases	(2)	(3)
Lease related expense-gross	$ 13,719	$ 6,274